Leases - Schedule of Disclosure in Tabular Form Of Expenses Relating to Payments not included (Detail) - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Presentation of leases for lessee [abstract]
Leases of low value assets	$ 7	$ (20)
Variable lease payments	281	280
Measurement of the lease liability	$ 288	$ 260